Transactions with Related Parties (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key Personnel [Member]
Disclosure of transactions between related parties [line items]
Opening balances	$ 33,871	$ 27,051
Loans granted	4,826	16,574	$ 7,777	$ 8,580
Loans payments	(9,457)	(9,754)	(7,149)	(10,832)
Ending balances	29,240	33,871	27,051
Other related parties [member]
Disclosure of transactions between related parties [line items]
Opening balances	7,899	7,826
Loans granted	500	773	1,050	6,808
Loans payments	(7,651)	(700)	(324)	(1,674)
Ending balances	748	7,899	7,826
Associated Companies [Member]
Disclosure of transactions between related parties [line items]
Opening balances	459	771
Loans granted	167	39	318	203
Loans payments	(251)	(351)	(79)	(236)
Ending balances	375	459	771
Companies Of The Group [Member]
Disclosure of transactions between related parties [line items]
Opening balances	572,745	476,906
Loans granted	193,798	200,657	78,214	122,729
Loans payments	(50,646)	(104,818)	(147,366)	$ (193,189)
Ending balances	$ 715,897	$ 572,745	$ 476,906